Contract Assets, Net - Schedule of provision for contract assets and allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Balance at the beginning of the year	¥ 35,770	$ 5,038	¥ 14,478	¥ 3,497
Provision for credit losses	23,020	3,242	21,292	8,598
Balance at the end of the year	58,790	8,280	35,770	14,478
Accounting Standards Update 2016-13 [Member]
Schedule of provision for contract assets and allowance for credit losses [Line Items]
Adoption of ASC 326	¥ 0	$ 0	¥ 0	¥ 2,383